Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
BORROWINGS [Abstract]
Loans' outstanding amounts

	December 31, 2016	December 31, 2015
Senior Notes	$ 375,000	$ 375,000
BBVA loan	$ 25,000	—
Notes Payable	$ 34,447	—
Loan for Nazira	321	390

Total borrowings	434,768	375,390
Less: current portion	(6,351)	(69)
Less: deferred financing costs, net	(6,820)	(7,822)

Total long-term borrowings	$ 421,597	$ 367,499

Principal payments

Year	Amount in thousands of U.S. dollars
2017	$ 6,351
2018	8,087
2019	9,315
2020	10,498
2021	11,769
2022 and thereafter	388,748

Total	$ 434,768